Asset retirement obligations - Rollforward Analysis (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of period			$ 269	$ 284	$ 284	$ 243
Accretion expense	$ 3	$ 3	10	$ 10	14	14	$ 12
Liabilities incurred and acquired			2		4	8
Liabilities settled			(13)		(24)	(21)
Foreign currency translation adjustment			1		4	(2)
Asset retirement obligations, end of period	$ 269		$ 269		$ 269	$ 284	$ 243